Consolidated Balance Sheets - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash		$ 26,914,000	$ 26,712,000
Accounts receivable and contract assets		2,260,000	4,263,000
Inventories		0	67,000
Prepayments, deposits, and other current assets		6,992,000	2,968,000
Total current assets		36,166,000	34,010,000
Long-term investment		1,722,000	145,000
Property and equipment, net		7,043,000	13,693,000
Intangible assets, net		8,089,000	11,052,000
Right-of-use assets		554,000	61,000
Goodwill		791,000	4,454,000
Prepaid and other assets		21,208,000	16,425,000
Total assets		75,573,000	79,840,000
Current liabilities:
Accounts payable		0	55,000
Accrued expenses and other current liabilities		3,404,000	1,627,000
Contract liabilities		285,000	696,000
Taxes payable		780,000	970,000
Lease liabilities		211,000	56,000
Total current liabilities		4,680,000	4,270,000
Lease liabilities		343,000	5,000
Total non-current liability		343,000	5,000
Total Liabilities		5,023,000	4,275,000
Commitments and contingencies		0	0
Shareholders’ equity:
Additional paid-in capital		51,251,000	33,355,000
Statutory surplus reserves		1,737,000	1,737,000
Retained earnings		20,121,000	42,083,000
Accumulated other comprehensive loss		(2,690,000)	(3,997,000)
Total Lichen International Limited’s shareholders’ equity		70,550,000	73,182,000
Non-controlling interest		0	2,383,000
Total shareholders’ equity		70,550,000	75,565,000
Total liabilities and shareholders’ equity		75,573,000	79,840,000
Class A Ordinary Share
Shareholders’ equity:
Ordinary Share, value	[1]	130,000	4,000
Class B Ordinary Share
Shareholders’ equity:
Ordinary Share, value	[1],[2]	1,000
Related Party
Current liabilities:
Due to the related parties		$ 0	$ 866,000

[1]	On March 3, 2025, the Company consolidated (each a “Share”) its common shares on the basis of 200 pre-consolidation Shares for one (1) post-consolidation share, which was approved by the Board on February 10, 2025. Share amounts have been retrospectively restated to reflect the post-consolidation number of shares.
[2]	Represents amount less than $1,000.